Short-term investments (Narrative) (Details) $ in Thousands	Dec. 31, 2018 CAD ($)
Statements Line Items
Short-term investment	$ 10,000
Interest rate, investment	7.00%
Notes receivable [Member]
Statements Line Items
Short-term investment	$ 10,000
Interest rate, investment	7.00%